Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended		26 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2019	Nov. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2020	Dec. 31, 2019	Feb. 28, 2018
Class of Stock [Line Items]
Common Stock, Shares Authorized	250,000,000		250,000,000							250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001							$ 0.0001
Common Stock, Shares, Issued	16,089,890		16,089,890							15,873,391
Common Stock, Shares, Outstanding	16,089,890		16,089,890							15,873,391
Share-based Payment Arrangement, Noncash Expense			$ 246	$ 460
Restricted Stock [Member] | Directors and/or officers | Share-based awards, 2018
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			0				129,269
Vesting period			four years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 5.36
Share-based awards, Total fair value on grant date							$ 693
Share-based Payment Arrangement, Noncash Expense	$ 47	$ 90	$ 94	179
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	95,452		95,452							96,952
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 233		$ 233
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 years 6 months
Restricted Stock [Member] | Directors and/or officers | Share-based awards, 2017
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			0					118,328
Vesting period			four years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 17.7
Share-based awards, Total fair value on grant date								$ 2,094
Share-based Payment Arrangement, Noncash Expense	$ 76	$ 141	$ 152	$ 281
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	58,496		58,496							59,162
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 267		$ 267
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 6 months
Common Stock [Member] | Registered Direct Offering
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					1,875,000
Sale of Stock, Price Per Share					$ 8.00
Gross proceeds					$ 15,000
Noninterest Expense Offering Cost					675
Deferred Offering Costs					957
Stock Issued During Period, Value, New Issues					$ 13,368
Common Stock [Member] | Continuous Offering Program Sales Agreement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			486,519
Stock Issued During Period, Value, New Issues			$ 3,047
Common Stock [Member] | Continuous Offering Program Sales Agreement | Maximum [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received Per Transaction						$ 25,000
Common Stock [Member] | Share repurchase program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount											$ 25,000
Stock Repurchase Program, Period in Force									two years
Expiration date			February 2020
Stock Repurchased and Retired During Period, Shares			735,251
Stock Repurchased and Retired During Period, Value			$ 7,493